Basis of Presentation	9 Months Ended
Feb. 29, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.         BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Artisanal Brands, Inc., Inc. (the “Company”) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.  In the opinion of management, all adjustments considered necessary for a fair presentation (consisting of normal recurring accruals) have been included.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Operating results expected for the nine months ended February 29, 2012 are not necessarily indicative of the results that may be expected for the year ending May 31, 2012.  For further information, refer to the financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended May 31, 2011.  Per share data for the periods are based upon the weighted average number of shares of common stock outstanding during such period.